Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000237295 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237295 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237295 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237295 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237295 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237295 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237295 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237295 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237295 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237295 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237295 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000237295 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000237295 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237295 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237295 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237295 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237295 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237295 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237295 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237295 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237295 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237295 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248532 [Member] | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248532 [Member] | MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248532 [Member] | GoDaddy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248532 [Member] | Pure Storage, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248532 [Member] | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248532 [Member] | Textron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248532 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000248532 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000248532 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000248532 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000248532 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248532 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000248532 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248532 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248532 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000248532 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248532 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248532 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238757 [Member] | Insmed, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238757 [Member] | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | DT Midstream, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Abercrombie & Fitch Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000238757 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000238757 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000238757 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238757 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000238757 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000238757 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238757 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238757 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238757 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238757 [Member] | Health Care 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000238757 [Member] | Real Estate 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000238755 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000238755 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000238755 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238755 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238755 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238755 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238755 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238755 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238755 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238755 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238755 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000238755 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238755 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000238755 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000238755 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000238755 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238755 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238755 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238755 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238755 [Member] | Health Care 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000238755 [Member] | Real Estate 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238756 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238756 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238756 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238756 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238756 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238756 [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238756 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238756 [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238756 [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238756 [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238756 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000238756 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000238756 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000238756 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000238756 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238756 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000238756 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000238756 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000238756 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238756 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238756 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238756 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000238758 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238758 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238758 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238758 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238758 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238758 [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238758 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238758 [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238758 [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238758 [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238758 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000238758 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000238758 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000238758 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000238758 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238758 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000238758 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238758 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238758 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238758 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238758 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238758 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237296 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000237296 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000237296 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237296 [Member] | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237296 [Member] | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237296 [Member] | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237296 [Member] | Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237296 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237296 [Member] | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237296 [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237296 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237296 [Member] | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000237296 [Member] | Oil and Gas, Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000237296 [Member] | Oil and Gas, Refining and Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000237296 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237297 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000237297 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237297 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000237297 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237297 [Member] | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237297 [Member] | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237297 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237297 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237297 [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237297 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237297 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000237297 [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000237297 [Member] | Electronic Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237297 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237297 [Member] | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237297 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237297 [Member] | Electrical Components & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240405 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240405 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240405 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000240405 [Member] | Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240405 [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240405 [Member] | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240405 [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240405 [Member] | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240405 [Member] | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240405 [Member] | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240405 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000240405 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240405 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000240405 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000240405 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240405 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000237654 [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000237654 [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000237654 [Member] | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237654 [Member] | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237654 [Member] | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237654 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237654 [Member] | Infosys Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237654 [Member] | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237654 [Member] | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237654 [Member] | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237654 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000237654 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000237654 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237654 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237654 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237654 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237654 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237654 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237654 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237654 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237654 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237654 [Member] | Real Estate 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237654 [Member] | India 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000237654 [Member] | Taiwan 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000237654 [Member] | South Korea 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000237654 [Member] | Saudi Arabia 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237654 [Member] | Brazil 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237654 [Member] | Mexico 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237654 [Member] | South Africa 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237654 [Member] | Indonesia 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237654 [Member] | United Arab Emirates 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237654 [Member] | Thailand 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237654 [Member] | Kuwait 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237654 [Member] | Poland 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237654 [Member] | Qatar 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237654 [Member] | Philippines 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237654 [Member] | Malaysia 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237654 [Member] | Turkey 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237654 [Member] | Hungry [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237654 [Member] | Peru 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237654 [Member] | Greece 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237654 [Member] | Chile 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237654 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241772 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241772 [Member] | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241772 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241772 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241772 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241772 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241772 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241772 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241772 [Member] | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241772 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241772 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241772 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000241772 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000241772 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241772 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000241772 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241772 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241772 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241772 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241772 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241772 [Member] | Health Care 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000241772 [Member] | Real Estate 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241772 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241772 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000241772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000241772 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000241772 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000241772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241772 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000241772 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241772 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241772 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241772 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241772 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241772 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241772 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241772 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241772 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241772 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242670 [Member] | Federal Home Loan Mortgage Corp. Pool SD8384, 6.00%, 12/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242670 [Member] | Ginnie Mae II Pool Pool SD8384, 6.00%, 12/01/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242670 [Member] | Ginnie Mae II Pool Pool MA9105, 5.00%, 08/20/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242670 [Member] | Federal Home Loan Mortgage Corp. Pool SD8256, 4.00%, 10/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242670 [Member] | United States Treasury Note/Bond 4.13%, 10/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242670 [Member] | Federal National Mortgage Association Pool FS5635, 4.00%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242670 [Member] | Ginnie Mae II Pool Pool MA8491, 5.50%, 12/20/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242670 [Member] | United States Treasury Note/Bond 3.13%, 08/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242670 [Member] | Ginnie Mae II Pool Pool MA9106, 5.50%, 08/20/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242670 [Member] | Federal Home Loan Mortgage Corp. Pool SD5809, 6.00%, 07/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242670 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242670 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000242670 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000242670 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000242670 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000242670 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242670 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242671 [Member] | Federal Home Loan Mortgage Corp. Series K056, Class A2, 2.53%, 05/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242671 [Member] | Federal Home Loan Mortgage Corp. Series K048, Class A2, 3.28%, 06/25/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242671 [Member] | Federal Home Loan Mortgage Corp. Series K047, Class A2, 3.33%, 05/25/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242671 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes Series 2024-DNA1, Class M1, 6.70% (30 day avg SOFR US +1.35%), 02/25/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242671 [Member] | THL Credit Lake Shore MM CLO Ltd. Series 2019-2A, Class A1RR, 6.69% (3mo. Term SOFR + 1.40%), 10/17/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242671 [Member] | Gallatin CLO Ltd., Series 2017-1a, Class A1R, 6.65% (3 mo. Term SOFR + 1.35%), 07/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242671 [Member] | American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.00%, 02/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242671 [Member] | Pagaya AI Debt Selection Trust, Series 2024-3, Class B, 6.57%, 10/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242671 [Member] | Federal Home Loan Mortgage Corp. Series K055, Class A2, 2.67%, 03/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242671 [Member] | Federal Home Loan Mortgage Corp. Series K057, Class A2, 2.57%, 07/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242671 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242671 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242671 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000242671 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000242671 [Member] | Asset-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000242671 [Member] | Collateralized Mortgage Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000242671 [Member] | Mortgage-Backed Securities, 0.006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%